OTHER COMMITMENTS AND CONTINGENCIES - Schedule of Assets Pledged (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Collateral amount	$ 1,733,042	$ 1,893,116